26
                                                      1933 Act File No. 33-21321
                                                      1940 Act File No. 811-5536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                ------

      Pre-Effective Amendment No.         ......................

      Post-Effective Amendment No.   24   ......................   X
                                   -------                      ------

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.   22   ....................................    X
                    -------                                     ------

                                 HIBERNIA FUNDS
                         (formerly, Tower Mutual Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) X on December 28, 1999 pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a) (i)
    on pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                                    Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037







                                  PROSPECTUS

                               DECEMBER 31, 1999



                           [LOGO OF HIBERNIA FUNDS]



                      Hibernia Capital Appreciation Fund
                                Class A Shares
                                Class B Shares

                   Hibernia Louisiana Municipal Income Fund

                         Hibernia Mid Cap Equity Fund
                                Class A Shares
                                Class B Shares

                        Hibernia Total Return Bond Fund

                     Hibernia U.S. Government Income Fund

                          Hibernia Cash Reserve Fund
                                Class A Shares
                                Class B Shares

                   Hibernia U.S. Treasury Money Market Fund




PROSPECTUS

HIBERNIA FUNDS



Equity and Income Funds

     Hibernia Capital Appreciation Fund--Class A Shares and Class B Shares Hibernia Louisiana Municipal Income Fund
     Hibernia Mid Cap Equity Fund--Class A Shares and Class B Shares Hibernia Total Return Bond Fund
     Hibernia U.S. Government Income Fund

Money Market Funds

     Hibernia Cash Reserve Fund--Class A Shares and Class B Shares Hibernia U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Goals, Strategies, Performance and Risks           1
Principal Risks of Investing in a Fund                 13
What are the Equity and Income Funds' Fees
and Expenses?                                          14
What are the Money Market Funds' Fees and Expenses?    17
Principal Securities in Which the Funds Invest         18
What are the Specific Risks of Investing in a Fund?    23
What do Shares Cost?                                   27
How are the Funds Sold?                                30
How to Purchase Shares                                 30
How to Redeem and Exchange Shares                      31
Account and Share Information                          34
Who Manages the Funds?                                 35
Financial Information                                  37

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


DECEMBER 31, 1999



Fund Goals, Strategies, Performance and Risks


Hibernia Funds offer seven portfolios, including two equity funds, three income funds and two money market funds. The following describes the investment goals, strategies and principal risks of each Fund. The investment goal of each Fund described in this section may be changed only upon the approval of a majority of the outstanding shares of the Fund which would be affected by the change.

  All mutual funds take investment risks. Therefore, it is possible to lose money by investing in a Fund and there can be no assurance that a Fund will achieve its goal. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Hibernia Capital Appreciation Fund

Goal

The Fund's goal is to provide growth of capital and income.

Strategy

The Fund attempts to achieve its goal by investing primarily in a professionally managed, diversified portfolio of common stocks. The Adviser selects companies using traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, this investment management style focuses on companies with high revenue and dividend growth. However, other factors such as expected earnings and dividend growth and traditional valuation measures will also be considered. Under normal circumstances, at least 65% of the Fund's portfolio will be invested in common stocks.

  The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Given current market conditions of declining dividend yields, the Adviser will focus primarily on growth of capital with growth of income being of secondary importance.

Principal Risks

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

  Other principal risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Hibernia Capital Appreciation Fund as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 31.91%, (1.98%), 31.25%, 0.22%, 14.38%, (2.64%), 37.69%, 23.19%, 31.59%, 26.32%.



The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.96%.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 23.22% (quarter ended December 31, 1998). Its lowest quarterly return was (13.37%) (quarter ended September 30, 1990). `

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Composite Stock Price Index (S&P 500), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                 Class A         Class B           S&P 500
1 Year                           20.66%          19.87%            28.58%
5 Years                          21.26%            N/A             24.06%
10 Years                         17.69%            N/A             19.21%
Start of Performance/1/          17.52%          23.84%              N/A

/1/ The Fund's Class A Shares and Class B Shares start of performance dates were
    October 14, 1988 and December 2, 1996, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia Louisiana Municipal Income Fund

Goal

The Fund's goal is to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

Strategy

The Fund attempts to achieve its goal by investing in a portfolio primarily limited to Louisiana municipal securities. As a matter of policy, which cannot be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes. The Fund will generally purchase investment grade securities of a duration appropriate to current market conditions. In expected rising interest rate environments, the Adviser will generally choose securities of a shorter duration. In expected falling interest rate environments, the Adviser will generally choose securities of a longer duration.

  As a matter of investment policy which may be changed without shareholder approval, at least 65% of the Fund's total assets will be invested in Louisiana municipal securities.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
  The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and
performance.     Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Hibernia Louisiana Municipal Income Fund as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 8.28%, 6.56%, 11.26%, 9.54%, 11.41%, (4.64%), 15.94%, 4.15%, 8.48%, 5.94%.



The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was (2.22%).

Within the period shown in the Chart, the Fund's highest quarterly return was 6.51% (quarter ended March 31, 1995). Its lowest quarterly return was (4.86%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Ten Year Insured Index (LTYII), a broad- based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                                          Fund        LTYII
1 Year                                                   2.78%       6.59%
5 Years                                                  5.13%       6.32%
10 Years                                                 7.24%        N/A

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia Mid Cap Equity Fund


Goal

The Fund's goal is total return.

Strategy

Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization ranging from $500 million to $10 billion. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. The Fund's Adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

Principal Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

  Because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Price Index (S&P 500). This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. You should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500.
  Other risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Hibernia Mid Cap Equity Fund as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 33.57%, (0.37%), 30.44%, 2.97%, 12.66%, (6.23%), 33.43%, 18.83%, 30.87%, 22.47%.




The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was (0.36%).

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 47.40% (quarter ended March 31, 1998). Its lowest quarterly return was (6.23%) (quarter ended December 31, 1994).

Average Annual Total Return Table*

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 400 Mid Cap Index (S&P 400), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period                        Class A          Class B        S&P 400
1 Year                                  16.95%             N/A           19.09%
5 Years                                 17.87%             N/A           18.84%
10 Years                                16.44%             N/A           19.29%
Start of Performance/1/                 14.01%            4.50%            N/A

*Hibernia Mid Cap Equity Fund, Class A Shares is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for the period from 8/31/89 to 7/12/98 when the Fund commenced operation, as adjusted to reflect the Fund's anticipated expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

/1/ The Fund's Class A Shares and Class B Shares start of performance dates were
    May 1, 1986 and July 13, 1998, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia Total Return Bond Fund

Goal

The Fund's goal is to maximize total return.

Strategy

The Fund attempts to achieve its goal by investing in a diversified portfolio of investment grade U.S. government, mortgage backed, asset backed and corporate securities, as well as collateralized mortgage obligations. Under normal circumstances, the Fund will attempt to invest at least 65% of its assets in bonds. The Adviser allocates the Fund's portfolio among busness sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. The Fund may invest in securities of any duration although generally, under normal conditions, the Fund's average duration would tend toward the overall U.S. market average which is roughly 4.75 years at present. The Fund will attempt to achieve the capital appreciation component of total return by manipulating the duration of the portfolio, within certain parameters, in response to expected changes in interest rates.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
  Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Hibernia Total Return Bond Fund as of the calendar year-end for each of 6 years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features 6 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1998, The percentages noted are: 8.18%, (2.65%), 16.97%, 2.41%, 7.40%, 7.63%.




The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was (1.12%).

Within the period shown in the Chart, the Fund's highest quarterly return was 6.10% (quarter ended June 30, 1995). Its lowest quarterly return was (2.67%) (quarter ended March 31, 1996).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Salomon Brothers Broad Investment Grade Bond Index (SBBIGBI), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period                                     Fund         SBBIGBI
1 Year                                              4.43%         8.71%
5 Years                                             5.50%         7.30%
Start of Performance/1/                             6.10%         7.79%

/1/  The Fund's start of performance date was November 2, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia U.S. Government Income Fund

Goal

The Fund's goal is to provide current income.

Strategy

Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The Fund attempts to achieve its investment objective by investing in investment grade securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in such U.S. government securities. Under normal circumstances, the average duration of the Fund's holdings will be 3-5 years. The Fund may also invest in corporate bonds, asset backed securities and certain privately issued mortgage-related securities, such as investment banking firms and companies related to the construction industry. The mortgage- related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
  Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Hibernia U.S. Government Income Fund as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 11.59%, 9.03%, 14.71%, 4.88%, 7.74%, (3.31%), 15.49%, 3.73%, 8.18%, 7.89%.




The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was (0.73%).

Within the period shown in the Chart, the Fund's highest quarterly return was 5.93% (quarter ended June 30, 1989). Its lowest quarterly return was (2.57%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1998. The table shows the Fund's total returns averaged over a period of years relative to the Salomon Brothers Medium Term Broad Index (SBMTBI), a broad-based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and
it is not possible to invest directly in an index.
Calendar Period Fund SBMTBI             1 Year 4.69% 7.88% 5 Years 5.57% 6.84%
10 Years 7.54% 8.77%                  Past performance does not necessarily
predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


Hibernia Cash Reserve Fund

Goal

The Fund is a money market fund which seeks to maintain a stable net asset value
(NAV) of $1 per Share. The Fund's goal is current income consistent with stability of principal.

Strategy

The Fund's portfolio consists of high quality money market instruments maturing in one year or less. As a matter of policy, which cannot be changed without shareholder approval, the average maturity of the securities in the Fund's portfolio, computed on a dollar- weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (NRSROs) or of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV it is possible to lose money by investing in the Fund.

  Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund's total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Hibernia Cash Reserve Fund as of the calendar year-end for each of 10 years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%

The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998, The percentages noted are: 8.87%, 7.74%, 5.48%, 3.06%, 2.38%, 3.41%, 5.22%, 4.64%, 4.77%, 4.71%.




Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. The Fund's Class A Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.06%.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 2.28% (quarter ended June 30, 1989). Its lowest quarterly return was 0.57% (quarter ended December 31, 1993).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for calendar periods ending December 31, 1998.


Calendar Period                                     Class A       Class B
1 Year                                                4.71%         N/A
5 Years                                               4.55%         N/A
10 Years                                              5.01%         N/A
Start of Performance/1/                               5.18%        1.16%

/1/ The Fund's Class A Shares and Class B Shares start of performance dates were
    October 14, 1988 and September 4, 1998, respectively.

The Fund's Class A Shares and Class B Shares 7-Day Net Yield as of December 31, 1998 were 4.29% and 3.54%, respectively. Investors may call the Fund at 1-800-341-7400 to obtain the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia U.S. Treasury Money Market Fund

Goal

The Fund is a money market fund which seeks to maintain a stable NAV of $1 per Share. The Fund's goal is current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its goal by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

  Although the Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, Fund Shares, themselves, are not guaranteed or supported by the U.S. government.

  While there is no assurance that the Cash Reserve Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) will achieve their respective investment goals, they endeavor to do so by following the strategies and policies described in this prospectus and by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market funds.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Hibernia U.S. Treasury Money Market Fund as of the calendar year-end for each of 5 years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 6%

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features 6 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: 3.55%, 5.44%, 4.95%, 4.88%, 4.75%,




Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.09%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.37% (quarter ended June 30, 1995). Its lowest quarterly return was 0.61% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for calendar periods ending December 31, 1998.


Calendar Period                                          Fund
1 Year                                                   4.75%
5 Years                                                  4.71%
Start of Performance/1/                                  4.52%

/1/ The Fund's start of performance date was July 16, 1993.

The Fund's 7-Day Net Yield as of December 31, 1998 was 4.09%. Investors may call the Fund at 1-800-341-7400 to obtain the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential
rewards.      Principal Risks of Investing in a Fund

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

  For example, a Fund's share price may decline and an investor could lose money. It is possible to lose money by investing in any of the Hibernia Funds. Also there is no assurance that a Fund will achieve its investment goal.


                                          Louisiana
U.S. Treasury
                          Capital         Municipal                                 U.S.            Cash
Money
                          Appreciation    Income         Mid Cap    Total Return    Government      Reserve
Market
                          Fund            Fund           Equity     Bond Fund       Income Fund     Fund
Fund
Stock Market Risk/1/          X                             X
Sector Risk/2/                X              X              X           X
Liquidity Risk/3/             X              X              X           X
Investing for Growth/4/       X                             X
Company Size Risk/5/                                        X
Foreign Investing             X                             X           X
 Risk/6/
Credit Risks/7/               X              X              X           X                X
Interest Rate Risk/8/                        X                          X                X
Prepayment Risk/9/                           X                          X                X
Call Risk/10/                                X                          X                X
Tax Risks/11/                                X
Risks of Investing                           X
 in Louisiana/12/

/1/  The value of equity securities rise and fall.
/2/ Because companies providing credit enhancement with regard to a Fund's securities may be concentrated in certain industry sectors, the creditworthiness of the Fund's securities may be adversely affected by developments which adversely affect such sectors.
/3/ Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.
/4/ Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.
/5/ The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

/6/ Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
/7/ The possibility that an issuer will default on a security by failing to pay interest or principal when due.
/8/ Prices of fixed income securities rise and fall in response to interest rate changes.
/9/ When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
/10/ A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
/11/ Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state's tax law, could adversely affect shareholders of a Fund.
/12/ Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Louisiana economy is heavily dependent upon energy prices, both oil and gas. Any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund's portfolio. Investing in Louisiana municipal securities which meet the Fund's quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.


What are the Equity and Income Funds' Fees and Expenses?

Equity and Income funds

Fees and expenses

                                                                           Capital
Capital             Louisiana
                                                                           Appreciation
Appreciation        Municipal
                                                                           Fund Class A         Fund Class
B        Income
                                                                           Shares
Shares              Fund
Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of
 offering price)                                                              4.50%
None              3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 (as a percentage of offering price)                                           None
None               None
Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                         None
5.50%/1/            None
Redemption Fee (as a percentage of amount redeemed, if applicable)             None
None               None
Exchange Fee                                                                   None
None               None
Annual Fund Operating Expenses (Before Waivers)/2/
 (as a percentage of average net assets)
Management Fee/3/                                                             0.75%
0.75%               0.45%
Distribution (12b-1 Fee)/4/                                                   0.25%
0.75%               0.25%
Shareholder Services Fee                                                       None
0.25%                None
Other Expenses                                                                0.23%
0.23%               0.25%
Total Annual Fund Operating Expenses                                          1.23%
1.98%/5/            0.95%

/1/ The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See "What do Shares CostSales Charge When You Redeem."
/2/ Although not contractually obligated to do so, the Adviser, administrator and distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 1999.

Total Waiver of Fund Expenses                                                  0.00%
0.00%               0.29%
Total Actual Annual Fund Operating Expenses (after waiver)                     1.23%
1.98%               0.66%

/3/ The Adviser voluntarily waived a portion of the management fee of Louisiana
    Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund. The voluntary waiver can be terminated at any time. The management fee paid by Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund (after voluntary waiver) was 0.24%, 0.17%, 0.40%, and 0.27%, respectively, for the year ended August 31, 1999.
/4/ The distribution (12b-1) fee for Louisiana Municipal Income Fund and U.S.
    Government Income Fund has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Louisiana Municipal Income Fund and U.S. Government Income Fund (after voluntary waiver) was 0.08% for both funds for the year ended August 31, 1999. 5Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

What are the Equity and Income Funds' Fees and Expenses?

Equity and Income funds

Fees and expenses


                                                                                  Mid Cap       Mid Cap
                                                                                  Equity        Equity
Total     U.S.
                                                                                  Fund          Fund
Return    Government
                                                                                  Class A       Class B
Bond      Income
                                                                                  Shares        Shares
Fund      Fund
Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)       4.50%          None
3.00%       3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of      None          None
None        None
 offering price)
Contingent Deferred Sales Charge (as a percentage of original purchase price or      None         5.50%/1/
None        None
 redemption proceeds, as applicable)
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None          None
None        None
Exchange Fee                                                                         None          None
None        None

Annual Fund Operating Expenses (Before Waivers)2 (as a percentage of average netassets)
Management Fee3                                                                     0.75%         0.75%
0.70%         0.45%
Distribution (12b-1 Fee)/4/                                                         0.25%         0.75%
0.25%         0.25%
Shareholder Services Fee                                                             None         0.25%
None          None
Other Expenses                                                                      1.46%/5/      1.46%/5/
0.34%         0.27%
Total Annual Fund Operating Expenses                                                2.46%         3.21%/6/
1.29%         0.97%

/1/ The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See "What do Shares CostSales Charge When You Redeem."
/2/ Although not contractually obligated to do so, the Adviser, administrator, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 1999.

Total Waiver of Fund Expenses                                                       0.70%         0.70%
0.30%        0.27%
Total Actual Annual Fund Operating Expenses (after waiver)                          1.76%         2.51%
0.99%        0.70%

/3/ The Adviser voluntarily waived a portion of the management fee of Louisiana
    Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund. The voluntary waiver can be terminated at any time. The management fee paid by Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund (after voluntary waiver) was 0.24%, 0.17%, 0.40%, and 0.27%, respectively, for the year ended August 31, 1999.
/4/ The distribution (12b-1) fee for Louisiana Municipal Income Fund and U.S.
    Government Income Fund has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Louisiana Municipal Income Fund and U.S. Government Income Fund (after voluntary waiver) was 0.08% for both funds for the year ended August 31, 1999.
/5/ The administrator voluntarily waived a portion of its fee for the Mid Cap
    Equity Fund Class A and Class B Shares. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Mid Cap Equity Fund Class A and Class B Shares (after voluntary waiver) was 1.34% and 1.34%, respectively, for the year ended August 31, 1999.
/6/ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE
This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                      1                      3                      5                       10
                                     Year                  Years                  Years                    Years
Expenses assuming
 redemption
Capital Appreciation               $     570              $     823              $     1,095              $
1,721
 FundClass A Shares
Capital Appreciation               $     751              $   1,021              $     1,268              $
2,110
 FundClass B Shares
Louisiana Municipal                $     394              $     594              $       810              $
1,431
 Income Fund
Mid Cap Equity                     $     688              $   1,182                      N/A
N/A
 FundClass A Shares
Mid Cap Equity                     $     874              $   1,389                      N/A
N/A
 FundClass B Shares
Total Return BondFund              $     427              $     697              $       986              $
1,810
U.S. Government                    $     396              $     600              $       820              $
1,454
 Income Fund
Expenses assuming no
 redemption
Capital Appreciation               $     201              $     621              $     1,068              $
2,110
 FundClass B Shares
Mid-Cap Equity                     $     324              $     989                      N/A
N/A
 FundClass B Shares


What are the Money Market Funds' Fees and Expenses?

MONEY MARKET FUNDS

FEES AND EXPENSES


Cash              U.S. Treasury

Reserve             Money Market

Fund                  Fund
                                                                                            Class A       Class B
Shareholder Transactions Expenses
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                                                            None
None          None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)                                                            None
None          None
Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                                          None
5.50%/1/      None

Redemption Fee (as a percentage of amount redeemed, if applicable)                              None
None          None
Exchange Fee                                                                                    None
None          None

Annual Fund Operating Expenses (as percentage of average net assets)
Management Fees                                                                                 0.40%
0.40%         0.40%
Distribution (12b-1 fee)                                                                        0.25%
0.75%         0.25%/2/
Shareholder Services Fee                                                                        None
0.25%         None
Other Expenses                                                                                  0.27%
0.27%         0.23%
Total Annual Fund Operating Expenses 0.92% 1.67%/3/ 0.88% 1 The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter.
  See "What do Shares CostSales Charge When You Redeem."
2 Under Rule 12b-1 distribution plans, U.S. Treasury Money Market Fund can pay the distributor up to 0.25% as a 12b-1 fee.
  The U.S. Treasury Money Market Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended
  August 31, 1999. The U.S. Treasury Money Market Fund has no present intention of paying or accruing the distribution (12b-1)
  fee for the fiscal year ending August 31, 2000.
3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses)
approximately eight years after purchase.


EXAMPLE
This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemption of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             U.S. Treasury
                                                Cash Reserve Fund                            Money Market
                                        Class A                 Class B                      Fund
1 Year                                 $       94              $     170                     $     90
3 Years                                $      293              $     526                     $    281
5 Years                                $      509                    N/A                     $    488
10 Years                               $    1,131                    N/A                     $  1,084


You would pay the following on the same investment assuming no redemptions in:

                                                Cash Reserve Fund
                                                     Class B
1 Year                                                 $170
3 Years                                                $526
5 Years                                                 N/A
10 Years                                                N/A


Principal Securities in Which the Funds Invest

 . The Capital Appreciation Fund and the Mid-Cap Equity Fund invest principally in equity securities including common stocks.

 . The Louisiana Municipal Income Fund invests principally in tax exempt securities including general obligation bonds and special revenue bonds.

 . The Total Return Bond Fund invests principally in fixed income securities including treasury securities and corporate debt securities in addition to mortgage backed securities, collateralized mortgage obligations and asset backed securities.

 . The U.S. Government Income Fund invests principally in fixed income securities including treasury securities and agency securities in addition to collateralized mortgage obligations.

 . The Cash Reserve Fund invests principally in fixed income securities including corporate debt securities, commercial paper and demand instruments in addition to repurchase agreements.

 . The U.S. Treasury Money Market Fund invests principally in fixed income securities including treasury securities in addition to repurchase agreements.

Following are descriptions of each of these principal types of investments.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest as noted in the chart.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

  The following describes the types of fixed income securities in which the Funds invest as noted in the chart.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.


Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.


TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Louisiana Municipal Income Fund invests in debt obligations, including industrial development bonds, issued on behalf of the state of Louisiana, its political subdivisions or agencies and debt obligations issued by or on behalf of any state, territory or possession of the United States, including the district of Columbia, or any political subdivision or agency of any of these.

  Louisiana municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

  Louisiana municipal securities include industrial development and pollution control bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

  The interest from the municipal securities in which the Louisiana Municipal Income Fund invests is, in the opinion of bond counsel for the issuers, or in the opinion of officers of Hibernia Mutual Funds and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Louisiana. (Municipal securities not issued by the state of Louisiana, its political subdivisions or agencies, which may generate interest income subject to the Louisiana personal income tax, may also be purchased by the Fund.)


General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are subject to credit risks.


Temporary Defensive Investments

During times of unusual market conditions, for defensive purposes and to maintain liquidity, Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund may invest in cash and money market instruments, such as the following:


 . prime commercial paper (rated A-2 or above by Standard & Poor's (S&P), Prime-2 or above by Moody's Investors Service (Moody's), or F-2 or above by Fitch, IBCA, Inc. (Fitch)) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the Adviser has determined that such investment presents minimal credit risks;

 . instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the FDIC or the Savings Association Insurance Fund ("SAIF"). These instruments include certificates of deposit, demand and time deposits, savings shares, ECDs, ETDs, Canadian Time Deposits, and bankers' acceptances;

 . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;

 . repurchase agreements; and

 . other short-term money market instruments which are not rated but are determined by the Adviser to be of comparable quality to the other temporary obligations in which the Funds may invest.

Louisiana Municipal Income Fund may, from time to time, on a temporary basis, or when the Adviser determines that market conditions call for a temporary defensive posture, invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements. Louisiana Municipal Income Fund has no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of high quality. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

  For defensive purposes only, Total Return Bond Fund may also invest in acceptable investments of the Fund with short-term maturities.


  Funds employing defensive tactics may not attain their stated goal relative to the period during which such tactics are employed.

INVESTMENT RATINGS

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, S&P, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. The U.S. Government Income Fund may invest in corporate bonds rated A or better by S&P, Moody's or Fitch. The Louisiana Municipal Income Fund, Mid Cap Equity Fund and Total Return Bond Fund each invest in securities rated Baa or better by Moody's or BBB or better by S&P or Fitch.

  Money market instruments and commercial paper in which the Funds normally invest are rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's or F-1 or F-2 by Fitch.

  The notes, warrants, rights and convertible securities in which the Funds invest are rated at least BBB by S&P or Fitch, or at least Baa by Moody's, or if not rated, are determined by the Adviser to be of comparable quality.

  The securities in which the Cash Reserve Fund invests must be rated in the highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings. The Fund has been rated AAAm by Moody's and in the highest class of acceptable investments by the National Association of Insurance Companies.

  If a security loses its rating or has its rating reduced after a Fund purchases it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

INDUSTRY CONCENTRATION

As previously stated, the Cash Reserve Fund may invest 25% or more of its assets in commercial paper and variable rate demand notes. Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund's total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

PORTFOLIO TURNOVER

The Capital Appreciation Fund, Mid Cap Equity Fund and Total Return Bond Fund actively trade portfolio securities in an attempt to achieve their respective goal. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Specific Risks of Investing in a Fund?

STOCK MARKET RISKS

 . The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

 . The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


RISKS RELATED TO INVESTING FOR GROWTH

 . Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

 . Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

 . Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital.
  These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


INTEREST RATE RISKS

 . Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.


PREPAYMENT RISKS

 . Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

 . Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CALL RISKS

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

TAX RISKS

 . In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Louisiana Municipal Income Fund to shareholders to be taxable.

 . Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS OF INVESTING IN LOUISIANA

Yields on Louisiana municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its goal also depends on the continuing ability of the issuers of Louisiana municipal securities to meet their obligations for the payment of interest and principal when due.


  Further, the Louisiana economy is predominated by oil and gas; both the exploration and production. Any adverse economic conditions or developments affecting these industries, the state of Louisiana or its municipalities could impact the Fund's portfolio. Investing in Louisiana municipal securities which meet the Fund's quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

  The Fund may invest more than 25% of the value of its total assets in industrial development and pollution control bonds, which may result in more than 25% of the Fund's total assets being invested in one industry. The Fund may also invest more than 25% of its assets in housing bonds, which are revenue bonds. Legislative actions at the state or federal level, changes in national or regional economic conditions, or changes in the quality of mortgages securing some housing bonds are some of the factors that could affect housing bonds.


  Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities.

NON-DIVERSIFICATION


The Fund is a non-diversified investment company. An investment in the Fund, therefore, may entail greater risk than would exist in a diversified investment company because the higher percentage of investments across fewer issuers could result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund will attempt to minimize the risks associated with a non-diversified portfolio by limiting, with respect to 75% of the Fund's total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund's total assets could be invested in a single issuer, but only if the investment adviser believes such a strategy to be prudent. In addition, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and money market instruments) which exceed 5% of the Fund's total assets not exceed 50% of the value of the Fund's total assets.


What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund (collectively, the Equity and Income Funds) receive your transaction request in proper form (as described in the prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). From time to time a Fund may purchase foreign securities that trade on foreign markets on days the NYSE is closed. The value of a Fund's assets may change on days you cannot purchase or redeem Shares. NAV of the Equity and Income Funds is determined at the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.

  The Capital Appreciation Fund and Mid Cap Equity Fund generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

  The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.


  The Cash Reserve Fund and U.S. Treasury Money Market Fund (the Money Market Funds) attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Money Market Funds do not charge a front-end sales charge. NAV of the Money Market Funds is determined at 11:00 a.m. (Central time) and as of the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.


  The minimum initial investment for each Fund is $1,000. With respect to the Money Market Funds, if the investment is in a retirement plan, the minimum initial investment is $250. Subsequent investments must be in amounts of at least $100. The Funds may choose to waive these minimum investment requirements for Hibernia National Bank or its affiliates and for directors and employees of Hibernia National Bank and the immediate family members of these individuals.

  The following tables summarize the maximum sales charge that you will pay on an investment in a Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE

Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund are sold with a sales charge as follows:


Purchase Amount                   Sales Charge as         Sales Charge as
                                  a Percentage of         a Percentage of
                                  Public Offering               NAV
                                       Price
Less than $100,000                      4.50%                   4.71%
$100,000 but less                       3.75%                   3.90%
 than $250,000
$250,000 but less                       2.50%                   2.56%
 than $500,000
$500,000 but less                       2.00%                   2.04%
 than $750,000
$750,000 but less than $1               1.00%                   1.01%
 million
$1 million but less than                0.50%                   0.50%
 $2 million
$2 million or greater                   0.25%                   0.25%

Shares of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund are sold with a sales charge as follows:

Purchase Amount                   Sales Charge as       Sales Charge as
                                  a Percentage of       a Percentage of
                                  Public Offering             NAV
                                       Price
Less than $100,000                      3.00%                 3.09%
$100,000 but less                       2.50%                 2.56%
 than $250,000
$250,000 but less                       2.00%                 2.04%
 than $500,000
$500,000 but less                       1.00%                 1.01%
 than $750,000
$750,000 but less                       0.75%                 0.76%
 than $1million
$1 million but less                     0.50%                 0.50%
 than $2 million
$2 million or greater/1/                0.25%                 0.25%


If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Funds' Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:
 . purchasing Shares in greater quantities to reduce the applicable sales charge;
 . combining concurrent purchases of Shares:
  - by you, your spouse, and your children under age 21; or
  - of the same share class of two or more Funds (other than Money Market
    Funds);
 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).


The sales charge will be eliminated when you purchase Shares:

 . within 30 days (within 120 days for IRA accounts) of redeeming Shares of an equal or lesser amount of the same share class;
 . by exchanging shares from the same share class of another Fund (other than a
  Money Market Fund);
 . through wrap accounts or other investment programs where you pay the investment professional directly for services;
 . through investment professionals that receive no portion of the sales charge;

 . as a Trustee or employee of the Funds, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals;
 . through the Trust Division of HNB or other affiliates of Hibernia, for Funds which are held in a fiduciary, agency, custodial or similar capacity.


SALES CHARGE WHEN YOU REDEEM


Redemption proceeds of Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash
Reserve Fund

Shares Held Up To:                                             CDSC
1 year                                                         5.50%
2 years                                                        4.50%
3 years                                                        4.00%
4 years                                                        3.00%
5 years                                                        2.00%
6 years                                                        1.00%
7 years or more                                                0.00%


If your investment qualifies for elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.


You will not be charged a CDSC when redeeming Class B Shares:

 . purchased with reinvested dividends or capital gains;
 . purchased within 30 days (120 days for an IRA account) of redeeming Shares of an equal or lesser amount;
 . that you exchanged into the same share class of another Fund if the shares were held for the applicable CDSC holding period (other than a Money Market
  Fund);
 . purchased through investment professionals who did not receive advanced sales payments;
 . if, after you purchase Shares, you become disabled as defined by the IRS;

 . if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
 . if your redemption is a required retirement plan distribution; or . upon the death of the last surviving shareholder of the account.


 To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

 . Shares acquired through the reinvestment of dividends and long-term capital gains;
 . Shares held for more than six full years from the date of purchase; and . Shares held for fewer than seven years on a first-in, first-out basis.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CONVERSION FEATURE

Class B Shares include all Class B Shares which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder's order to purchase Class B Shares was accepted. At the end of this eight-year period, Class B Shares will automatically convert to Class A Shares of, as applicable, Capital Appreciation Fund, Mid Cap Equity Fund or Cash Reserve Fund, in which case the Shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares and will no longer be subject to a shareholder services fee. Such conversion will be on the basis of the relative NAV of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses. This conversion is a non-taxable event.

  For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

How are the Funds Sold?


The Capital Appreciation Fund, Mid-Cap Equity Fund and Cash Reserve Fund each offer two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities. The Louisiana Municipal Income Fund, Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund each offer a single class of Shares.


  The Funds' Distributor, Federated Securities Corp., markets the Funds' Shares described in this prospectus to institutions or individuals, directly or through investment professionals. The Louisiana Municipal Income Fund may not be a suitable investment for retirement plans or for non-Louisiana taxpayers because it invests in Louisiana municipal securities.

  When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.

 The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Funds (except U.S. Treasury Money Market Fund) have adopted a Rule 12b-1 Plan, which allows each Fund to pay fees for marketing and administrative services to the Distributor and investment professionals for the sale, distribution and customer servicing of a Fund's Shares. Because these Shares pay marketing and administrative fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares


You may purchase Shares through Hibernia National Bank (HNB), Hibernia Investments, L.L.C. (HISI) or an investment professional (broker/dealer). Shares of the Money Market Funds may be purchased directly from the Distributor. The Funds reserve the right to reject any request to purchase or exchange
Shares.

THROUGH HNB OR HISI

 . You may call HNB to place an order to purchase Shares of the all the Funds, except Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund. (Call toll-free 1-800-999-0426).

 . You may call HISI toll-free at 1-800-999-0124 to purchase Shares of all the Funds. Texas residents may purchase Shares only through HISI.


Purchase orders for the Funds (except the Money Market Funds) are considered received when the appropriate Fund is notified of the purchase order. Purchase orders must be received by HNB or HISI before 3:00 p.m. (Central time) and must be transmitted by HNB or HISI to the appropriate Fund or its agent before 3:00 p.m. (Central time) in order for Shares to be purchased at that day's public offering price.

  Payment for Shares of the Money Market Funds may be made either by check or federal funds. Payment by check must be included with the order.


  Purchase orders for the Money Market Funds are considered received after payment by check is converted into federal funds. When payment is made with federal funds, the order is considered received immediately. Payment by federal funds must be received before 11:00 a.m. (Central time) on the same day as the order to earn dividends for that day. Purchase orders for the Money Market Funds may still be placed after 11:00 a.m. (Central time) but payment for such orders by federal funds must be received before 2:00 p.m. (Central time) and you will not earn dividends for that day. If your check does not clear, your purchase order will be canceled and you could be liable for any losses or fees the Funds or their transfer agent incurs.


Federal funds should be wired as follows:

 Hibernia National Bank,
 New Orleans, Louisiana


All requests must include:


 . Shareholder Name;
 . Fund Name and Share Class;
 . Title or name of account;
 . and Wire Order Number.

Shares cannot be purchased by wire on holidays when wire transfers are restricted.


THROUGH A BROKER/DEALER

 . You may place an order through brokers and dealers to purchase Shares of the Funds (except U.S. Treasury Money Market Fund and Class A Shares of Cash Reserve Fund). Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from HNB or HISI, which forwards the request to the transfer agent.

 . Purchase requests through registered broker/dealers must be received by Hibernia National Bank or HISI and transmitted to the Fund before 3:00 p.m. (Central time) in order for shares to be purchased at that day's public offering price.

SYSTEMATIC INVESTMENT PROGRAM


Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the NAV next determined after an order is received, plus the applicable sales charge, if any. A shareholder of a Fund may apply for participation in this program through HNB or HISI.

How to Redeem and Exchange Shares


You should redeem or exchange Shares:

 . directly from HNB or HISI if you purchased Shares directly from one of them;
  or
 . through an investment professional if you purchased Shares through an investment professional.


DIRECTLY FROM HNB OR HISI

By Telephone

You may redeem or exchange Shares by calling HNB at 1-800-999-0124, HISI at 1-800-999-0426, or the Fund once you have completed the appropriate authorization form (you may exchange Shares by calling the Distributor directly).

Equity and Income Funds

If you call before the end of regular trading on the NYSE (normally 3:00 p.m. Central time) to redeem Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund, you will receive a redemption amount based on that day's NAV.

Money Market Funds

If you call before 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the same day. If you call before 11:00 a.m. (Central time) you will not receive that day's dividend.

  If you call after 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem or exchange Shares by mailing a written request to HNB or HISI.


Equity and Income Funds

You will receive a redemption amount based on the next calculated NAV after the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund receives your written request in proper form.

Money Market Funds

Your redemption request for a Money Market Fund will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 HISI
 313 Carondelet Street
 New Orleans, Louisiana 70130

All requests must include:
 .   Shareholder Name;
 .   Fund Name and Share Class, account number and account registration;

 .   amount to be redeemed or exchanged;
 .   signatures of all shareholders exactly as registered; and
 .   if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or HISI at 1-800-999-0426 if you need special instructions.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 3:00 p.m. Central time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Signature Guarantees Signatures must be guaranteed if:
 .   your redemption will be sent to an address other than the address of record;
 .   your redemption will be sent to an address of record that was changed within the last 30 days;
 .   a redemption is payable to someone other than the shareholder(s) of record;
    or
 .   if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record or wired to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to five days:

 . to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE


Shareholders of any of the Funds are shareholders of Hibernia Funds. You may exchange Class A Shares of Capital Appreciation Fund, Mid Cap Equity Fund, and Cash Reserve Fund or Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund for Shares of each of the portfolios of Hibernia Mutual Funds through a telephone exchange program. Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund, and Cash Reserve Fund may exchange Class B Shares through a telephone exchange program.


To do this, you must:

 .   ensure that the account registrations are identical;
 .   you must exchange Shares having an NAV of at least $1,000; and
 .   receive a prospectus for the Fund into which you wish to exchange.


When an exchange is made from a Fund with a front end sales charge to a Fund with no front end sales charge, the shares exchanged and acquired through reinvested dividends retain the character of the exchanged Shares for purposes of exercising further exchange privileges; thus, an exchange of such Shares for Shares of a Fund with a front end sales charge would be at NAV.


  An exchange of Class B shares for Class B Shares of another Hibernia Fund will not be subject to a CDSC. However, if the shareholder redeems the exchanged-for Shares within six years of the original purchase of Class B Shares, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange.

  The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, the Funds may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Hibernia Funds.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP)


You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the new account form or contact your investment professional, HNB or HISI. Your account value must have a value of at least $10,000, other than retirement accounts, at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


  Generally, it is not advisable to continue to purchase Class A Shares of Capital Appreciation Fund, Mid Cap Equity Fund or Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program On

Class B Shares
You will not be charged a CDSC on redemptions if:
 .   you redeem 12% or less of your account value in a single year;
 .   you reinvest all dividends and capital gains distributions; and
 .   your account has at least a $10,000 balance when you establish the SWP (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Capital Appreciation Fund and Mid Cap Equity Fund declare and pay any dividends quarterly to shareholders. The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend. The Money Market Funds declare any dividends daily and pay them monthly to shareholders.

  If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


  If you purchase Shares (other than Money Market Fund Shares) just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or HNB for information concerning when dividends and capital gains will be paid.

  The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all the Funds (except Louisiana Municipal Income Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund                                               Distributions
                                                   are expected to
                                                   be primarily
Capital Appreciation Fund                         Capital Gains
Mid Cap Equity Fund                               Capital Gains
Total Return Bond Fund                            Dividends
U.S. Government Income Fund                       Dividends
Cash Reserve Fund                                 Dividends
 U.S. Treasury Money Market Fund                  Dividends


With regard to the Louisiana Municipal Income Fund, it is anticipated that distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Louisiana state personal income tax to the extent they are derived from interest on obligations exempt from Louisiana personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. It is likely that you will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

  Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?


The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, HNB. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Hibernia Funds, P.O. Box 61540, New Orleans, Louisiana 70161.

  HNB, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation ("Hibernia"). HNB has acted as investment adviser to the Trust since its inception in 1988. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, and trust services.

  Hibernia is the largest publicly traded national banking company headquartered in Louisiana, Texas, Oklahoma, Arkansas or Mississippi. When pending mergers are complete, Hibernia would be a $15.1-billion-asset organization with 257 banking locations in 34 Louisiana parishes and 13 Texas counties. It would be either first, second or third in deposit market share in 32 Louisiana parishes and six Texas counties. Hibernia's Louisiana markets represent approximately 82% of the state's population and 86% of its deposits. Its statewide Louisiana deposit share would be 21%.

  As of December 31, 1998, the Trust Group had $7 billion under administration of which it had investment discretion over $2.4 billion.


  As part of their regular banking operations, HNB may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of HNB. The lending relationship will not be a factor in the selection of securities.

  John A. Cain became Capital Appreciation Fund's portfolio manager in March 1995 and Mid Cap Equity Fund's portfolio manager in June 1998. Mr. Cain is a Vice President and Trust Investment Officer, specializing in equity and balanced account management for Hibernia since May 1985. He has 40 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.

  Jeffrey R. Tanguis has been Louisiana Municipal Income Fund's portfolio manager since 1988 and portfolio manager of Total Return Bond Fund since 1995. Mr. Tanguis joined Hibernia in 1984 and is currently a Vice President and Trust Investment Officer of Hibernia. Mr. Tanguis received a B.S. from Louisiana State University.


  Martin C. Sirera has been the portfolio manager of the U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund since 1999. Mr. Sirera joined Hibernia National Bank in 1996 and is currently a Vice President, Trust Investment Officer and a portfolio manager responsible for monitoring and managing personal trust, employee benefit, and investment management agency accounts. Prior to joining Hibernia, Mr. Sirera was a portfolio manager for Regions Bank in Mobile, Alabama from October 1995 through March 1996. Before that, he was a portfolio manager for First NBC in New Orleans, Louisiana from January 1993 through September 1995. Mr. Sirera is a Chartered Financial Analyst and received his B.S. degree in Finance from the University of New Orleans.


ADVISORY FEES

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets, as follows: Capital Appreciation Fund--0.75%; Louisiana Municipal Income Fund--0.45%; Mid Cap Equity Fund--0.75%, Total Return Bond Fund--0.70%; U.S. Government Income Fund--0.45%; Cash Reserve Fund and U.S. Treasury Money Market Fund--0.40%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating expenses.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Funds, a Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.


  The Funds' service providers have been making changes to their computer systems to fix any Year 2000 problems. In addition, they have been working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of a Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser has been reviewing information regarding the Year 2000 readiness of issuers of securities each Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on a Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report.


Hibernia Funds Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  Net Realized and
                  Net Asset                       Unrealized                     Distributions
Distributions       Distributions
                  Value,             Net          Gain/(Loss) on   Total from    from Net       from
Net           in Excess of
Year Ended        Beginning      Investment       Investment       Investment    Investment     Realized Gain
on   Net Investment
August 31,        of Period      Income (Loss)    Transactions     Operations    Income
Investment         Income
Capital Appreciation FundClass A Shares
        1995         $13.81            0.22            2.54          2.76           (0.21)
(0.27)             --
        1996         $16.09            0.19            2.62          2.81           (0.19)
(0.84)             --
        1997         $17.87            0.15            6.51          6.66           (0.16)
(1.99)             --
        1998         $22.38            0.08            1.09          1.17           (0.07)
(2.34)             --
        1999         $21.14            0.01            7.73          7.74           (0.00)/8/
(2.79)            (0.02)/3/
Capital Appreciation FundClass B Shares
        1997/1/      $18.90           (0.01)/2/        3.48          3.47              --
--             (0.05)/3/
        1998         $22.32           (0.06)           1.07          1.01              --
(2.34)             --
        1999         $20.99           (0.16)           7.66          7.50              --
(2.79)             --
Louisiana Municipal Income Fund
        1995         $10.82            0.59            0.24          0.83           (0.58)
(0.08)             --
        1996         $10.99            0.60           (0.05)         0.55           (0.60)
--              --
        1997         $10.94            0.57            0.28          0.85           (0.58)
--              --
        1998         $11.21            0.56            0.32          0.88           (0.57)
(0.05)            (0.00)/3/,/8/
        1999         $11.47            0.54           (0.54)         0.00           (0.54)
(0.08)             --
Mid Cap Equity FundClass A Shares
       19987         $10.00           (0.01)          (1.85)        (1.86)             --
--              --
        1999         $ 8.14         (0.05)2            3.26          3.21              --
--              --
Mid Cap Equity FundClass B Shares
       19987         $10.00           (0.01)          (1.86)        (1.87)             --
--              --
        1999         $ 8.13         (0.13)2            3.29          3.16              --
--              --
Total Return Bond Fund
        1995         $ 9.64            0.56            0.39          0.95           (0.54)
--              --
        1996         $10.05            0.56           (0.27)         0.29           (0.57)
--              --
        1997         $ 9.77            0.60            0.23          0.83           (0.61)
--              --
        1998         $ 9.99            0.58            0.35          0.93           (0.58)
(0.07)          (0.00)/3/,/8/
        1999         $10.27            0.58           (0.57)         0.01           (0.57)           (0.03)


1 Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

2 Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

3 These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.



                          Ratios to Average Net Assets
                                                        Net                      Net Investment
                 Net Asset                              Investment   Expense     Income            Net Assets,
Total            Value, End   Total                     Income       (after      (Loss)            End of
Period       Portfolio
Distributions    of Period    Return/4/   Expenses/5/   (Loss)/5/    waivers)    (after waivers)   (000
omitted)       Turnover Rate
  (0.48)         $16.09        20.71%       1.25%         1.46%        1.25%        1.46%
$144,476             69%
  (1.03)         $17.87        18.03%       1.24%         1.08%        1.24%        1.08%
$169,648             69%
  (2.15)         $22.38        39.56%       1.24%         0.72%        1.24%        0.72%
$283,040             62%
  (2.41)         $21.14         5.12%       1.21%         0.32%        1.21%        0.32%
$279,778             62%
  (2.81)         $26.07        38.35%       1.22%         0.03%        1.22%        0.03%
$352,876             44%

  (0.05)         $22.32        18.40%       1.99%/6/     (0.09%)/6/    1.99%/6/    (0.09%)/6/          $
4,635             62%
  (2.34)         $20.99         4.36%       1.96%        (0.44%)       1.96%       (0.44%)             $
10,840             62%
  (2.79)         $25.70        37.35%       1.98%        (0.73%)       1.98%       (0.73%)             $
18,435             44%

  (0.66)         $10.99         8.20%       0.85%         5.46%        0.77%        5.54%              $
67,600             22%
  (0.60)         $10.94         5.04%       0.82%         5.29%        0.74%        5.37%              $
65,717             17%
  (0.58)         $11.21         8.31%       0.77%         5.11%        0.69%        5.19%
$101,441             17%
  (0.62)         $11.47         8.04%       0.74%         4.86%        0.66%        4.94%              $
98,711             24%
  (0.62)         $10.85        (0.08%)      0.95%         4.48%        0.66%        4.77%              $
92,702             17%

     --          $ 8.14       (18.60%)      2.09%/6/     (0.68%)/6/    1.89%/6/    (0.48%)/6/          $
13,422              1%
     --          $11.35        39.43%       2.46%        (1.14%)       1.76%       (0.44%)             $
18,283             55%
     --          $ 8.13       (18.70%)      2.93%/6/     (1.39%)/6/    2.76%/6/    (1.22%)/6/          $
567              1%
     --          $11.29        38.87%       3.14%        (1.84%)       2.51%       (1.21%)             $
1,990             55%

  (0.54)         $10.05        10.19%       1.30%         5.71%        1.30%        5.71%              $
69,455             91%
  (0.57)         $ 9.77         2.90%       1.29%         5.57%        1.29%        5.57%              $
71,188             38%
  (0.61)         $ 9.99         8.71%       1.29%         6.00%        1.29%        6.00%              $
71,867             65%
  (0.65)         $10.27         9.51%       1.25%         5.49%        1.08%        5.66%              $
79,957             31%
  (0.60)         $ 9.68        (0.03%)      1.29%         5.39%        0.99%        5.69%              $
79,913             20%


6 Computed on an annualized basis.
7 Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.
8 Amount is less than $0.01 per share.






Hibernia Funds Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                  Net Realized and
                  Net Asset                       Unrealized                     Distributions
Distributions       Distributions
                  Value,             Net          Gain/(Loss) on   Total from    from Net       from
Net           in Excess of
Year Ended        Beginning      Investment       Investment       Investment    Investment     Realized Gain
on   Net Investment
August 31,        of Period      Income (Loss)    Transactions     Operations    Income
Investment         Income
U.S. Government Income Fund
        1995         $ 9.92            0.71            0.20          0.91           (0.69)
--              --
        1996         $10.14            0.67           (0.30)         0.37           (0.69)
--              --
        1997         $ 9.82            0.62            0.18          0.80           (0.64)
--              --
        1998         $ 9.98            0.61            0.34          0.95           (0.60)
--              --
        1999         $10.33            0.57           (0.52)         0.05           (0.57)
--              --
Cash Reserve FundClass A Shares
        1995         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1996         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1997         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1998         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1999         $ 1.00            0.04              --          0.04           (0.04)
--              --
Cash Reserve FundClass B Shares
       19991         $ 1.00            0.03              --          0.03           (0.03)
--              --
U.S. Treasury Money Market Fund
        1995         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1996         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1997         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1998         $ 1.00            0.05              --          0.05           (0.05)
--              --
        1999         $ 1.00            0.04              --          0.04           (0.04)
--              --


1 Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.




                          Ratios to Average Net Assets
                                                        Net                      Net Investment
                 Net Asset                              Investment   Expense     Income            Net Assets,
Total            Value, End   Total                     Income       (after      (Loss)            End of
Period       Portfolio
Distributions    of Period    Return/2/   Expenses/3/   (Loss)/3/    waivers)    (after waivers)   (000
omitted)       Turnover Rate
  (0.69)         $10.14         9.60%       0.88%         6.96%        0.82%        7.02%           $
42,593              5%
  (0.69)         $ 9.82         3.72%       0.93%         6.58%        0.87%        6.64%           $
37,544             27%
  (0.64)         $ 9.98         8.39%       0.94%         6.25%        0.88%        6.31%           $
59,438             72%
  (0.60)         $10.33         9.74%       0.79%         5.92%        0.73%        5.98%           $
83,535             44%
  (0.57)         $ 9.81         0.41%       0.97%         5.28%        0.70%        5.55%           $
84,242             24%

  (0.05)         $ 1.00        4.97%        0.86%         4.87%        0.86%        4.87%
$191,242             --
  (0.05)         $ 1.00        4.79%        0.87%         4.69%        0.87%        4.69%
$168,344             --
  (0.05)         $ 1.00        4.70%        0.89%         4.59%        0.89%        4.59%
$150,377             --
  (0.05)         $ 1.00        4.82%        0.89%         4.72%        0.89%        4.72%
$149,219             --
  (0.04)         $ 1.00        4.23%        0.92%         4.16%        0.92%        4.16%
$157,099             --

  (0.03)         $ 1.00        3.37%        1.67%/4/      3.35%/4/     1.67%/4/     3.35%/4/        $
77             --

  (0.05)         $ 1.00        5.15%        0.68%         4.93%        0.46%        5.15%
$116,489             --
  (0.05)         $ 1.00        5.08%        0.66%         4.73%        0.44%        4.95%
$136,068             --
  (0.05)         $ 1.00        4.92%        0.64%         4.67%        0.50%        4.81%
$154,624             --
  (0.05)         $ 1.00        4.89%        0.63%         4.78%        0.63%        4.78%
$175,133             --
  (0.04)         $ 1.00        4.23%        0.63%         4.14%        0.63%        4.14%
$213,793             --


[LOGO OF FEDERATED]
World-Class Investment Manager


Hibernia Funds

Hibernia Capital Appreciation Fund

Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund

Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund

Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

Portfolios of Hibernia Funds

DECEMBER 31, 1999


A Statement of Additional Information (SAI) dated December 31, 1999, is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Trust at
1-800-999-0124.         You can obtain information about the Funds (including
the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


PROSPECTUS

[LOGO OF FEDERATED]

Hibernia Funds
Federator Investors Funds
5800 Corporate Drive
Pittsburgh,  PA 15237-7000
1-800-341-7400
www.federatedinvestors.com


Federated Securities Corp., Distributor


Investment Company Act File No. 811-5536

Cusip 428661102 Cusip 428661201 Cusip 428661508 Cusip 428661607 Cusip 428661706
Cusip 428661805 Cusip 428661888 Cusip 428661300 Cusip 428661409 Cusip 428661870

006584 (12/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

[RECYCLED LOGO]



Statement of Additional Information



Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund


(Portfolios of Hibernia Funds)

   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Hibernia Capital Appreciation Fund, Class A Shares and Class B Shares, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Class A Shares and Class B Shares, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund, Class A Shares and Class B Shares, and Hibernia U.S. Treasury Money Market Fund dated December 31, 1999.

This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-999-0124.


   DECEMBEr 31,1999



                                                        Contents
How are the Funds Organized?
2
Securities in Which the Funds Invest
2
Securities Descriptions, Techniques and Risks
5
What do Shares Cost?
24
How are the Funds Sold?
26
Exchanging Securities for Shares
27
Redemption in Kind
27
Massachusetts Partnership Law
27
Account and Share Information
27
Tax Information
29
Who Manages and Provides Services to the Funds?
30
How Do the Funds Measure Performance?
35
Financial Information
40
Investment Ratings
41
Addresses Inside
Back Cover
Cusip 428661102 Cusip 428661201 Cusip 428661508 Cusip 428661607 Cusip 428661706
Cusip 428661805 Cusip 428661888 Cusip 428661300 Cusip 428661409 Cusip 428661870
006897 (12/99)

How are the Funds Organized?

Hibernia Capital Appreciation Fund (Capital Appreciation Fund), Hibernia Mid Cap Equity Fund (Mid Cap Equity Fund), Hibernia Total Return Bond Fund (Total Return Bond Fund), Hibernia U.S. Government Income Fund (U.S. Government Income Fund) (together, the Equity and Income Funds) are diversified portfolios of Hibernia Funds (Trust). Hibernia Cash Reserve Fund (Cash Reserve Fund) and Hibernia U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund, and together with Cash Reserve Fund, the Money Market Funds) are also diversified portfolios of the Trust. Louisiana Municipal Income Fund is a non-diversified portfolio of the Trust. The Trust is an open-end, management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on April 8, 1988. The Trust changed its name from Tower Mutual Funds to Hibernia Funds on November 1, 1998.

The Board of Trustees (the Board) has established two classes of shares of the Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund, known as Class A Shares and Class B Shares. This SAI relates to all of the Funds and their respective classes of Shares (Shares). The Funds' investment adviser is Hibernia National Bank (Adviser).

securities in which the funds invest

Following is a table that indicates which types of securities are a:
P = Principal investment of a Fund; (shaded in chart) A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Securities in which the    Capital          Louisiana      Mid Cap      Total       U.S.             Cash       U.S. Treasury
Funds Invest:              Appreciation     Municipal      Equity Fund  Return      Government       Reserve    Money Market Fund
                           Fund             Income Fund                 Bond Fund   Income Fund      Fund
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Equity Securities          P                N              P            N           N                N          N
-------------------------- ---------------- --------------              ----------- ---------------- ---------- ------------------
--------------------------                                 ------------ ----------- ---------------- ---------- ------------------
   Common Stocks           P                N              P            N           N                N          N
-------------------------- ---------------- -------------- ------------ ----------- ----------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Preferred Stocks        A                N              A            N           N                N          N
-------------------------- ---------------- -------------- ------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Warrants                A                N              A            N           N                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Fixed Income Securities    A                A              A            P           P                P          P
-------------------------- ---------------- -------------- ------------ -----------                  ----------
--------------------------                                                          ----------------            ------------------
   Treasury Securities     A                A              A            P           P                A          P
-------------------------- ---------------- -------------- ------------                                         ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Agency Securities       A                A              A            A           P                A          N
--------------------------                  -------------- ------------             ----------------            ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Corporate Debt          A                A              A            P           A                P          N
   Securities
                                                                        -----------                  ----------
-------------------------- ---------------- -------------- ------------             ----------------            ------------------
   Commercial Paper1       A                A              A            A           A                P          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------





-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Securities in which the    Capital          Louisiana      Mid Cap      Total       U.S.             Cash       U.S. Treasury
Funds Invest:              Appreciation     Municipal      Equity Fund  Return      Government       Reserve    Money Market Fund
                           Fund             Income Fund                 Bond Fund   Income Fund      Fund
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Demand Instruments      A                A              A            A           N                P          N
-------------------------- ---------------- -------------- ------------                              ---------- ------------------
-------------------------- ----------------                ------------ ----------- ----------------            ------------------
   Taxable Municipal       N                A              N            A           A                N          N
   Securities
-------------------------- ---------------- -------------- ------------                              ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Mortgage Backed         N                N              N            P           A                N          N
   Securities
-------------------------- ---------------- -------------- ------------                              ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Collateralized          N                N              N            P           P                N          N
   Mortgage Obligations
   (CMOs)
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------                              ---------- ------------------
   Sequential CMOs         N                N              N            A           A                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Z Classes and           N                N              N            N           A                N          N
   Residual Classes
-------------------------- ---------------- -------------- ------------             ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Asset Backed            N                N              N            P           A                A          N
   Securities
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Zero Coupon Securities  A                A              A            A           A                A          A
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Bank Instruments        A                A              A            A           A                A          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Credit Enhancement      N                A              N            N           N                A          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Convertible Securities     A                N              A            A           A                N          N
-------------------------- ----------------                ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Tax Exempt Securities      N                P              N            A           N                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   General Obligation      N                P              N            N           N                N          N
   Bonds
-------------------------- ----------------                ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Special Revenue Bonds   N                P              N            N           N                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Private Activity Bonds  N                A              N            N           N                N          N

-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------





-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Securities in which the    Capital          Louisiana      Mid Cap      Total       U.S.             Cash       U.S. Treasury
Funds Invest:              Appreciation     Municipal      Equity Fund  Return      Government       Reserve    Money Market Fund
                           Fund             Income Fund                 Bond Fund   Income Fund      Fund
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------




-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Tax Increment           N                A              N            N           N                N          N
   Financing Bonds
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Municipal Notes         N                A              N            N           N                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Municipal Leases        N                A              N            N           N                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Participation           N                A              N            N           N                N          N
Interests
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Variable Rate Demand    N                A              N            A           N                A          N
   Instruments
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Foreign Securities2        A                N              A            A           N                A          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Depositary Receipts     A                N              A            A           N                A          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Foreign Exchange        A                N              A            A           N                A          N
   Contracts
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Foreign Government      A                N              A            A           N                N          N
   Securities
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Brady Bonds             A                N              A            A           N                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Derivative Contracts       A                A              A            A           A                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Futures Contracts3/4    A                A              A            A           A                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Options3                A                A              A            A           A                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
Special Transactions       A                A              A            A           A                A          N
-------------------------- ---------------- -------------- ------------ ----------- ----------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Repurchase Agreements   A                A              A            A           A                P          P
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Reverse Repurchase      A                A              A            A           A                A          N
   Agreements
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Delayed Delivery        A                A              A            A           A                A          A
   Transactions
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   To Be Announced         A                A              N            N           A                A          N
   Securities (TBAs)
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Dollar Rolls            A                A              N                        A                A          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Securities Lending      A                A              A            A           A                N          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Asset Coverage          A                A              A            A           A                A          N
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Shares of Other         A                A              A            A           A                A          A
   Investment Companies
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------
   Restricted and          A                A              A            A           A                A          A
   Illiquid Securities5
-------------------------- ---------------- -------------- ------------ ----------- ---------------- ---------- ------------------

1 Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. 2 The Capital Appreciation Fund, Mid Cap Equity Fund and Total Return Fund will only purchase securities issued in U.S. dollar denominations and will not invest more
than 15% of total assets in foreign securities.    3 The Capital Appreciation
Fund and Mid Cap Equity Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Each Fund will limit its purchase of options so that not more than 20% of its net assets will be invested in option premiums. Each Fund will limit its option writing so that the assets underlying such options will not exceed
25% of its total net assets.     4 A Fund will not participate in futures
transactions if the sum of its initial margin deposits will exceed 5% of the value of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. 5 The Funds may invest up to 10% of their respective total assets in restricted securities. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund will limit investments in illiquid securities (including, as applicable, certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options) to 15% of their respective net assets. The Money Market Funds will limit investments in illiquid securities to 10% of their respective net assets. Securities in Which the Funds Invest

Permitted securities and investment techniques are set forth in the securities chart in the prospectus. Securities and techniques principally used by the Funds to meet their respective goals are also described in the prospectus. Other securities and techniques used by the Funds to meet their respective goals are described below.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
   Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.
     Preferred Stocks
     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security. Warrants Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early
redemption. Securities with higher risks generally have higher yields.    The
following describes the types of fixed income securities in which the Funds invest.
     Taxable Municipal Securities
     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities. Mortgage Backed Securities Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

         Collateralized Mortgage Obligations (CMOs)
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

              Sequential CMOs
              In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The Funds will invest only in CMOs which are rated AAA by an NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or
              (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

              Z Classes and Residual Classes
              CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.
     Zero Coupon Securities
        Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, Treasury Income Growth Receipts (TIGRs) and Certificates of Accrual on Treasuries (CATs) are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

     Bank Instruments
     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security
     based solely upon its credit enhancement.    Common types of credit
     enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the defaulted security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
       Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics. Tax Exempt Securities Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.
         Private Activity Bonds
         Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Louisiana Municipal Income Fund may invest in bonds subject to AMT. Tax Increment Financing Bonds Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated. Municipal Notes Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds. Municipal Leases Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose
         money on the sale.    The Louisiana Municipal Income Fund may invest in
         securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases. Participation Interests The Louisiana Municipal Income Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Louisiana municipal securities.

         The municipal securities subject to the participation interests are not limited to maturities of one year or less, so long as the participation interests include the right to demand payment, typically within seven days, from the issuers of those interests. The Fund will purchase only participation interests which have such a demand feature or which mature in less than one year. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

         Liquidity Puts
         The Louisiana Municipal Income Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights are also referred to as standby commitments. Municipal Bond Insurance The Louisiana Municipal Income Fund may purchase municipal securities covered by insurance which guarantee the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party (Issuer-Obtained Insurance) or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (Policies).

         The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's Adviser anticipates that more than 50% of the Fund's net assets will be invested in municipal securities which are insured.

         Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

         The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing.

            The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance.

         The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premium for the Policies are estimated to range from 0.1% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

            The Fund may purchase Policies from MBIA Corp. (MBIA), AMBAC Indemnity Corporation (AMBAC), Financial Guaranty Insurance Company
         (FGIC), Bond Investors Guaranty Insurance Company (BIG), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on the municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the restrictions on investments imposed by the guidelines in the insurance policies reduce the yield to shareholders.

         MBIA, AMBAC, FGIC, and BIG will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, and BIG cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, FGIC, and BIG will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any policy if it determines that the benefits to the Fund of having its portfolio insured under such policy are not justified by the expense involved.

         Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payment), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value of the Shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities, if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the issuer of such "when-issued" municipal security. In determining to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standards, which correspond generally to the standards established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund.

         If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB") that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investments and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

Variable Rate Demand Instruments
Variable rate demand instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
     (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Foreign Exchange Contracts In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks. Foreign Government Securities Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank. Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

     Brady Bonds
     Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.
Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
   Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a
counterparty defaults on the contract.      The Funds may trade in the following
types of derivative contracts.
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Funds (except the Money Market Funds) may buy and sell the following types of futures contracts: financial futures contracts, and, in the case of Capital Appreciation Fund and Mid Cap Equity Fund, stock index futures.
        For the immediate future, Capital Appreciation Fund and Mid Cap Equity Fund will enter into futures contracts directly only when they desire to exercise a financial futures put option in their respective portfolio rather than either closing out the option or allowing it to expire.
     Options Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Funds may:

o Buy call options on financial futures contracts in anticipation of an increase in the value of the underlying asset.;

o Buy put options on financial futures contracts in anticipation of a decrease in the value of the underlying asset (Except Capital Appreciation
     Fund); and

o Buy or write options to close out existing options positions. The Funds may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. The Funds may also write put options on portfolio securities to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Mid Cap Equity Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets.

     Each Fund will limit its purchase of options so that not more than 20% of its net assets will be invested in option premiums. Each Fund will limit its option writing so that the assets underlying such options will not exceed 25% of its total net assets.
Hedging
   Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund's ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions may not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Funds may trade in the following types of derivative contracts.
         Futures And Options Transactions

         The Funds (except the Money Market Funds) may engage in or reserve the right to engage in put and call options, financial futures, and options on futures as discussed for those Funds in the prospectus. For purposes of Capital Appreciation Fund and Mid Cap Equity Fund, financial futures may include stock index futures.

      The Funds will maintain positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.


         Financial Futures Contracts
      A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

      In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge their holdings of securities, the Funds could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect themselves against the possibility that the prices of their securities may decline during the Funds' anticipated holding period. The Funds would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.


         Purchasing Put Options on Financial Futures Contracts
      Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      A Fund could purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or as a means of reducing fluctuations in the net asset value of shares of the Fund. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by such Fund for the original option plus the realized decrease in value of the hedged securities.

      Alternately, a Fund may exercise its put to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.


         Writing Call Options on Financial Futures Contracts
      In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contact) costs less to fulfill, causing the value of such Fund's call option position to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that Fund keeps the premium received for the option. This premium can offset the drop in value of such Fund's fixed income securities which is occurring as interest rates rise.

      Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, such Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The new premium income of the Fund will then offset the decrease in value of the hedged securities.


         Writing Put Options on Financial Futures Contracts
         The Funds may write listed put options on financial futures contracts for U.S. government securities to hedge their portfolios against a decrease in market interest rates. When a Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract increases.

      As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

      Prior to the expiration of the put option, or its exercise by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by such Fund for the initial option.


         Purchasing Call Options on Financial Futures Contracts
      When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of such Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price.


         Limitation on Open Futures Position
      A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


         Margin in Futures Transactions
      Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is know as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expires. In computing its daily net asset value, a Fund will mark-to-market its open futures positions.

      The Funds are also required to deposit and maintain margin when they write call options on futures contracts.


         Purchasing Put and Call Options on Portfolio Securities
      The Funds may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller.

      Capital Appreciation Fund may only buy put options which are listed on a recognized options exchange.


         Writing Covered Put and Call Options on Portfolio Securities
      As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

      A Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

      Stock Index Futures and Options

      The Mid Cap Equity Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

Special Transactions
     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. Delayed Delivery Transactions Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund. Dollar Rolls Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.
     Securities Lending
     A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks. Asset Coverage In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.
Investing in Securities of Other Investment Companies
The Funds may invest assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Any such investment by a Fund may be subject to duplicate expenses. However, the Adviser will waive its investment advisory fee on assets invested in securities of other investment companies. The Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

Investment Ratings
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered to be rated in one of the two highest short-term rating categories. The Cash Reserve Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard &Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. A Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

   Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
Risks Related To Hedging
When a Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contracts and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When a Fund writes a call option, it retains the risk of a market decline in the price of the underlying security, but gives up the right to capital appreciation of that security above the "strike price" of the option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although a Fund's Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Funds' ability to establish and close out futures and options positions depends on this secondary market.

o A Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered;

o    The Funds will not enter into these contracts for speculative purposes; and

o Since the Funds do not constitute a commodity pool, they will not market as such, nor serve as vehicles for trading in the commodities futures or commodity options markets.

In this regard, the Funds will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission (CFTC). The Funds intend to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC. When a Fund purchases futures contracts or writes put options on futures contracts , an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) or equal to the exercise price of the put options will be deposited in a segregated account with the Fund's custodian (or broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

Fundamental INVESTMENT Objectives and Policies

The investment objective and fundamental policies of a Fund may not be changed by the Fund's Trustees without shareholder approval.
        Capital Appreciation Fund seeks to provide growth of capital and income;

         Louisiana Municipal Income Fund seeks to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana;

         Mid Equity Cap Fund seeks total return;

         Total Return Bond Fund seeks to maximize total return;

         U.S. Government Income Fund seeks to provide current income;

          Cash Reserve Fund seeks to provide current income consistent with stability of principal; and

     U.S. Treasury Money Market Fund seeks to provide current income consistent with stability of principal and liquidity.

As a matter of fundamental policy, the Louisiana Municipal Income Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes.

As a matter of fundamental policy, the average maturity of the securities in Cash Reserve Fund's portfolio, computed on a dollar-weighted basis, will be 120 days or less.

INVESTMENT LIMITATIONS


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, a Fund (except Louisiana Municipal Income Fund) will not purchase securities of any one issuer (other than cash; cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.


Issuing Senior Securities and Borrowing Money
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.


Concentration of Investments
   Capital Appreciation Fund and Mid Cap Equity Fund will not invest 25% or more of their respective total assets in securities of issuers having their principal business activities in the same industry. Total Return Bond Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry. Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry. With respect to securities comprising 75% of the value of its total assets, U.S. Treasury Money Market Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Treasury securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. (For purposes of this limitation, U.S. Treasury Money Market Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be "cash items.")


Investing in Real Estate
A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.


Underwriting
A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Lending Cash or Securities
A Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Buying on Margin
A Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Pledging Assets
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Restricted and Illiquid Securities
   A Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Funds will limit their purchase, together with other illiquid securities to 15% (for the Money Market Funds, 10%)of their net assets.


Acquiring Securities
Cash Reserve Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.


Investing in Other Investment Companies
A Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.


Writing Covered Call Options and Purchasing Put Options
Capital Appreciation Fund and Mid Cap Equity Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. A Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.

Total Return Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

U.S. Government Income Fund will not write covered put and call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Regulatory Compliance
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than the fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's (except the Money Market Funds) portfolio securities are determined as follows:

         for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

         for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Board has decided that the best method for determining the value of the Money Market Funds' portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Money Market Funds' use of the amortized cost method of valuing portfolio instruments depends on their compliance with certain conditions in the Rule promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Funds' investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

   Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

What Do Shares Cost?

The Funds' (except the Money Market Funds) net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for Class A Shares and Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING  or eliminating THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge for the Equity and Income Funds, as follows. HNB or the Distributor must be notified by you in writing or by your financial institution in order to reduce or eliminate the sales charge.


Quantity Discounts
Larger purchases of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in a Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases
You can combine concurrent purchases of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund in calculating the applicable sales charge. The sales charge will be reduced after the purchase is confirmed.


Letter of Intent
You can sign a Letter of Intent committing to purchase a certain amount of the Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and Shares of Louisiana Municipal Fund, Total Return Bond Fund, and U.S. Government Income Fund within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege
You may reinvest, within 30 days (within 120 days for an IRA account), your Share redemption proceeds at the next determined NAV without any sales charge. Hibernia National Bank or the Distributor must be notified by you or your financial institutional in writing of the reinvestment in order to eliminate a sales charge. If you redeem your Shares in a Fund, there may be tax consequences.


Purchases by Affiliates of the Fund
   The following individuals may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases.

o the Trust Division of Hibernia National Bank or other affiliates of Hibernia National Bank for funds which are held in a fiduciary, agency, custodial, or similar capacity;

     o Trustees/Directors and employees of the Trust, Hibernia National Bank, or their affiliates and the spouses, children, parents, and the parents of the spouse of any such person;

     o retired Trustees/Directors and retired employees of Hibernia National Bank, and the spouse, children, parents and the parents of the spouse of any such person;

     o any accounts for which such an employee serves in a fiduciary, agency, custodial, or similar capacity;

     o Trustees/Directors and employees of Federated Securities Corp. or its affiliates;

     o retired Trustees/Directors and retired employees of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and their spouses and children; and

         investors who purchase shares through The Personal Portfolio Manager(R), an investment program sponsored by Hibernia Investment Securities, Inc. (HISI) or other similar asset allocation programs made available through financial institutions who have established dealer agreements with Federated Securities Corp.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE - Class B Shares

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

     o the portion of which is attributable to increases in the value of the account due to increases in the net asset value per Share;

     o of shares acquired through reinvestment of dividends and capital gains;

     o of Shares held for more than six years after the end of the calendar month of acquisition;

     o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

How are the Funds Sold?

          Under  the  Distributor's  Contract  with the  Fund,  the  Distributor
          (Federated   Securities   Corp.)   offers   Shares  on  a  continuous,
          best-efforts basis.

front-end SALES CHARGE REALLOWANCES

   For sales of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, Hibernia National Bank and any authorized dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to HNB, HISI or a dealer will be retained by the Distributor. For sales of Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund, and Cash Reserve Fund, HISI and any authorized dealer will normally receive up to 100% of the contingent deferred sales charge. Any portion of the sales charge or contingent deferred sales charge which is not paid to HNB, HISI, or a dealer will be retained by the Distributor. However, the Distributor, in its sole discretion, may uniformly offer to pay to HNB, HISI or a dealer selling shares of the Funds, all or a portion of the sales charge or contingent deferred sales charge it normally retains. Such payments may, to the extent permitted by applicable laws, rules and regulations, take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational facilities, or items of material value.


RULE 12B-1 PLAN

   As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for the provision of administrative services (such as the provision of office space, equipment, telephone facilities and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions, and performing other services) marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that a Fund's overall assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing a Fund's assets.


The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES - class b shares

The Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

   Investment professionals and financial institutions may be paid fees out of the assets of the Distributor, HISI, Hibernia National Bank, or their affiliates (but not out of a Fund's assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals and financial institutions receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may, to the extent permitted by applicable laws, rules and regulations, be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value.

When an investment professional's customer purchases shares, the investment professional may receive an amount up to 5.50% of the NAV of Class B Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own with a value of at least $25,000. The Funds reserve the right to determine whether to accept your securities. A Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Funds.

In the unlikely event a shareholder is held personally liable for a Fund's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of a Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of a Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As of December 9, 1999, the following shareholders of each Fund owned of record, beneficially, or both, 5% or more of a Fund's outstanding Shares:

Hibernia Capital Appreciation Fund (Class A Shares)

Hibila, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 6, 358,531 Shares (42.45%); Hibspec, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 2,604,033 Shares (17.38%); Hibfund, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 2,444,259 Shares (16.32%); Hibernia National Bank, RPO Retirement Sec. Pl. of Hibernia, New Orleans, Louisiana, owned approximately 1,482,711 Shares (9.90%).

Hibernia Capital Appreciation Fund (Class B Shares)

There were no shareholders of record who owned 5% or more of the Fund's Class B Shares.

Hibernia Louisiana Municipal Income Fund

Hibila, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 2,990,855 Shares (36.08%); Hibspec, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 1,006,728 Shares (12.14%); Hibfund, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 598,582 Shares (7.22%).

Hibernia Mid Cap Equity Fund (Class A Shares)

Hibfund, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 1,495,880 Shares (87.64%).

Hibernia Mid Cap Equity Fund (Class B Shares)

Donaldson Lufkin Jenrette Securities Corporation, Inc., Jersey City, New Jersey, owned approximately 15,093 Shares (7.29%).

Hibernia Total Return Bond Fund

Hibfund, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 4,865,988 Shares (59.12%); Hibila, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 1,860,423 Shares (22.60%); Hibspec, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 819,030 Shares (9.95%); Hibernia National Bank, RPO Retirement Sec. Pl. of Hibernia, New Orleans, Louisiana, owned approximately 551,072 Shares (6.70%).

Hibernia U.S. Government Income Fund

Hibila, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 3,056,596 Shares (35.22%); Hibspec, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 2,312,675 Shares (26.65%); Hibfund, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 2,095,392 Shares (24.14%).

Hibernia Cash Reserve Fund (Class A Shares)

Hibspec, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 101,243,575 Shares (65.10%); Hibernia National Bank, RPO Retirement Sec. Pl. of Hibernia, New Orleans, Louisiana, owned approximately 18,773,969 Shares (12.07%).

Hibernia Cash Reserve Fund (Class B Shares)

Donaldson Lufkin Jenrette Securities Corporation Inc., Jersey City, New Jersey, owned approximately 207,191 Shares (77.86%).

Hibernia U.S. Treasury Money Market Fund

Hibspec, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 152,619,213 Shares (70.45%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by a Fund.

The Mid Cap Equity Fund and U.S. Government Income Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS

If the Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund, or Cash Reserve Fund purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Louisiana Municipal Income Fund--Additional Tax Information

Shareholders are not required to pay federal regular income tax on any dividends received from Louisiana Municipal Income Fund that represent net interest on tax-exempt municipal securities. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal securities may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax-preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax-preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. Louisiana Municipal Income Fund may purchase all types of municipal securities, including private activity bonds. Thus, in any tax year, a portion of the Fund's dividends may be treated as a tax-preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax-preference item.

"Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of Louisiana Municipal Income Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

Louisiana Taxes. Under existing Louisiana laws, distributions made by the Fund are not subject to Louisiana income taxes provided that such distributions qualify as exempt-interest dividends, and represent interest from obligations which are issued by the State of Louisiana or any of its political subdivisions, which interest is exempt from federal income tax. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Louisiana income taxes.


Other State and Local Taxes
Income from Louisiana Municipal Income Fund is not necessarily free from state income taxes in states other than Louisiana or from personal property taxes. With respect to all the Funds, shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Who Manages and Provides Services to the Funds?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Fund Complex for the most recent calendar year. The Trust is comprised of seven funds. The Trust is the only investment company in the Complex.

   As of December 9, 1999, the Funds' Board and Officers as a group owned less than 1% of the outstanding Class A Shares and Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund and less than 1% of the outstanding Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings. A plus sign (+) denotes a Member of the Board's Audit Committee, which operates pursuant to a Charter approved by the Board.



-----------------------------------------------------------------------------------------------------------------
Name
Birth Date                                                                                   Aggregate
Address                              Principal Occupations                                   Compensation
Position With Trust                  for Past Five Years                                     From Trust
-----------------------------------------------------------------------------------------------------------------




Edward C. Gonzales*#                 Trustee or Director of some of the Funds in the                       $0
Birth Date: October 22, 1930         Federated Fund Complex; President, Executive Vice
Federated Investors Tower            President and Treasurer of some of the Funds in the
1001 Liberty Avenue                  Federated Fund Complex; Vice Chairman, Federated
Pittsburgh, PA                       Investors, Inc.; Vice President, Federated
PRESIDENT; TREASURER; TRUSTEE        Investment Management Company  and Federated
                                     Investment Counseling, Federated Global Investment
                                     Management Corp. and Passport Research, Ltd.;
                                     Executive Vice President and Director, Federated
                                     Securities Corp.; Trustee, Federated Shareholder
                                     Services Company.

Robert L. diBenedetto,               Gynecologist; President/CEO, Louisiana Medical                   $10,200
M.D.+           Birth Date: April    Mutual Insurance Company; Medical Director Emeritus,
14, 1928                             Women's Hospital.
781 Colonial Drive
Baton Rouge, LA
TRUSTEE
-----------------------------------------------------------------------------------------------------------------
Arthur Rhew Dooley, Jr.@+            Registered  Professional Engineer;  Chairman and CEO,
Birth Date: December 17, 1942        Dooley    Tackaberry,    Inc.    (distributors    and                 $0
4849 Cardinal Drive                  fabricators    of   fire    protection   and   safety
Beaumont, TX 77536                   equipment),   1967  to  Present;  Chairman  and  CEO,
TRUSTEE                              Spindeltop   Computer   Systems,   Inc.   dba  Entire
                                     Business Technology Center, 1983 to
                                     Present; Director, Loop Cold Storage
                                     Company; Director, UTM.D. Anderson Cancer
                                     Center Board of Visitors; Director, Texas
                                     Energy Museum; Member, World Presidents
                                     Organization (former YPO Members); Member,
                                     Society of Fire Protection Engineers.


-----------------------------------------------------------------------------------------------------------------
James A. Gayle, Sr.+
Birth Date: September 27, 1923       Board of Directors, Louisiana Forestry Association;              $13,800
613 Turtle Creek Drive               President, Jim Gayle Interests, Inc.; Retired from
Shreveport, LA                       International Paper Company, August 1985.
TRUSTEE
-----------------------------------------------------------------------------------------------------------------
J. Gordan Reische#+
Birth Date: September 11, 1931       Retired Managing Partner, New Orleans office, KPMG -             $13,800
20 Dogwood Drive                     LLP.
Covington, LA
TRUSTEE; CHAIRMAN, AUDIT COMMITTEE
--------------------------------------------------------------------------------------------------------------
                                                                                                             ----
Jeffrey W. Sterling                  Vice President, Mutual Fund Services.
Birth Date:  February 5, 1947                                                                              $0
Federated Investors Tower
Pittsburgh, PA
VICE PRESIDENT; ASSISTANT TREASURER




-----------------------------------------------------------------------------------------------------------------
Peter J. Germain                     Senior  Vice  President  and  Director,  Mutual  Fund
Birth Date:  September 3, 1959       Services   Division,   Federated   Services  Company;                 $0
Federated Investors Tower            Formerly   Senior   Corporate   Counsel,    Federated
Pittsburgh, PA                       Investors (1992-1997).
SECRETARY





-----------------------------------------------------------------------------------------------------------------

@ Mr. Dooley was elected to the Board on September 13, 1999, and, therefore has not received any remuneration from the Trust during either the last fiscal year
or last calendar year.     INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by HNB to restrict the flow of non-public information, Fund investments are typically made without any knowledge of HNB's or it's affiliates' lending relationships with an issuer.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

   For the fiscal year ended August 31, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions for Capital Appreciation Fund was $452,490 for which the Fund paid $323,228 in brokerage commissions and the total amount of these transactions for Mid Cap Equity Fund was $31,578 for which the Fund paid $24,490 in brokerage commissions.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the accounts in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Administrative Services provides these at the following annual rate of the average aggregate daily net assets of the Funds as specified below:

Maximum Administrative Fee Average Aggregate Daily Net Assets of the Federated Funds 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

   Federated Administrative Services also provides, or causes the provision of, certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on each Fund's assets, plus out-of-pocket expenses.

CUSTODIAN

Hibernia National Bank, New Orleans, Louisiana, is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders. The fee is based on the level of a Fund's average net assets for the period, plus out-of- pocket expenses.

INDEPENDENT Auditors

The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDs FOR SERVICES



   Capital Appreciation Fund
For the Year Ended August 31                                 1999                         1998                   1997
Advisory Fee Earned                                    $2,663,596                   $2,417,253             $1,674,455
Advisory Fee Reduction                                         $0                           $0                     $0
Brokerage Commissions                                    $323,228                     $488,045               $294,766
Administrative Fee                                       $395,787                     $374,710               $277,600
12b-1 Fee
  Class A Shares                                         $849,270                     $784,161                    N/A
  Class B Shares                                         $115,785                      $64,769                    N/A
Shareholder Services Fee
   Class B Shares                                         $38,595                          N/A                    N/A


Louisiana Municipal Income Fund
For the Year Ended August 31                                 1999                         1998                   1997
Advisory Fee Earned                                      $440,117                     $450,310              $488,,596
Advisory Fee Reduction                                   $200,207                      $80,055                $61,649
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                       $109,123                     $116,480                $95,787
12b-1 Fee                                                $203,273                          N/A                    N/A


Mid Cap Equity Fund
For the Year Ended August 31                                 1999                7/13* -  8/31,                  1997
                                                                                           1998
Advisory Fee Earned                                      $138,101                       $15,872                   N/A
Advisory Fee Reduction                                     98,423                            $0                   N/A
Brokerage Commissions                                      24,490                            $0                   N/A
Administrative Fee                                         50,001                        $6,713                   N/A
12b-1 Fee
  Class A Shares                                          $42,585                           N/A                   N/A
  Class B Shares                                          $10,345                           N/A                   N/A
Shareholder Services Fee
   Class B Shares                                          $3,448                           N/A                   N/A
* Date of initial public offering






Total Return Bond Fund
For the Year Ended August 31                                 1999                         1998                   1997
Advisory Fee Earned                                      $552,433                     $532,051               $346,773
Advisory Fee Reduction                                   $236,757                     $131,063                     $0
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                        $88,052                      $88,402                $87,209
12b-1 Fee                                                $197,297                          N/A                    N/A
Shareholder Services Fee                                       $0                          N/A                    N/A


U.S. Government Income Fund
For the Year Ended August 31                                 1999                         1998                   1997
Advisory Fee Earned                                      $377,953                     $289,526               $190,313
Advisory Fee Reduction                                   $155,377                      $38,603                $25,375
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                        $93,703                      $74,793                $52,512
12b-1 Fee                                                 174,971                          N/A                    N/A
Shareholder Services Fee                                       $0                          N/A                    N/A


Cash Reserve Fund
For the Year Ended August 31                                 1999                          1998                  1997
Advisory Fee Earned                                      $639,664                      $658,507              $682,458
Advisory Fee Reduction                                         $0                            $0                    $0
Brokerage Commissions                                          $0                            $0                    $0
Administrative Fee                                       $178,384                      $191,658              $213,586
12b-1 Fee
  Class A Shares                                         $399,400                           N/A                   N/A
  Class B Shares                                           $1,167                           N/A                   N/A
Shareholder Services Fee
   Class B Shares                                            $390                           N/A                   N/A


U.S. Treasury Money Market Fund
For the Year Ended August 31                                 1999                         1998                   1997
Advisory Fee Earned                                      $934,658                     $718,045               $598,805
Advisory Fee Reduction                                         $0                           $0               $214,099
Brokerage Commissions                                          $0                           $0                     $0
Administrative Fee                                       $266,324                     $208,245               $186,989
12b-1 Fee                                                      $0                          N/A                    N/A
Shareholder Services Fee                                       $0                          N/A                    N/A


With respect to Capital Appreciation Fund, Mid Cap Equity Fund, and Cash Reserve Fund, fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Do the Funds Measure Performance?

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance (except the Money Market Funds) fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield


Capital Appreciation Fund
   Total returns for Class A Shares are given for the one-year, five-year and ten-year periods ended August 31, 1999. Total returns for Class B Shares are given for the one-year and Start of Performance periods ended August 31, 1999.

Yields are given for the 30-day period ended August 31, 1999.




                               30-Day Period        1 Year    5 Years   10 Years
Class A Shares
Total Return                   N/A                  32.10%    22.53%    15.40%
Yield                          0.00%                N/A       N/A       N/A

                               30-Day Period        1 Year    5 Years   Start of Performance on December 2, 1996
Class B Shares
Total Return                   N/A                  31.85%    N/A       20.18%
Yield                          0.00%                N/A       N/A       N/A
--------------------------------------------------------------------------------------------------------------------

Louisiana Municipal Income Fund
Total returns are given for the one-year, five-year and ten-year periods ended
August 31, 1999.

Yield and Tax Equivalent Yield are given for the 30-day period ended August 31, 1999.

                               30-Day Period        1 Year    5 Years   10 Years
Total Return                   N/A                  (3.04%)   5.22%     6.49%
Yield                          4.80%                N/A       N/A       N/A
Tax Equivalent Yield           7.95%                N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------






Mid Cap Equity Fund
Total returns for Class A Shares are given for the one-year, five-year and ten-year periods ended August 31, 1999. Total returns for Class B Shares is given for the one-year and Start of Performance periods ended August 31, 1999.

Yields are given for the 30-day period ended August 31, 1999.


                               30-Day Period        1 Year    5 Years   10 Years
Class A Shares*
Total Return                   N/A                  33.22%    18.57%    13.77%
Yield                          0.00%                N/A       N/A       N/A

                               30-Day Period        1 Year    5 Years   Start of Performance on July 13, 1998
Class B Shares
Total Return                   N/A                  33.37%    N/A       7.35%
Yield                          0.00%                N/A       N/A       N/A
--------------------------------------------------------------------------------------------------------------------
* Hibernia Mid Cap Equity Fund, Class A Shares is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for the period from 8/31/89 to 7/12/98 when the Fund commenced operation, as adjusted to reflect the Fund's anticipated expenses. The collective trust fund was not registered under the Investment Company Act of
1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.


Total Return Bond Fund
Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 1999.

Yield is given for the 30-day period ended August 31, 1999.

                               30-Day Period        1 Year    5 Years   Start of Performance on November 2, 1992
Total Return                   N/A                  (3.05%)   5.53%     5.18%
Yield                          5.50%                N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------------------

U.S. Government Income Fund
Total returns are given for the one-year, five-year and ten-year periods ended
August 31, 1999.

Yield is given for the 30-day period ended August 31, 1999.

                               30-Day Period        1 Year    5 Years   10 Years
Total Return                   N/A                  (2.61%)   5.65%     6.57%
Yield                          5.71%                N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------






Cash Reserve Fund
Total returns for Class A Shares are given for the one-year, five-year and ten year periodsended August 31, 1999. Total return for Class B Shares is given for the Start of Performance period ended August 31, 1999.

Yield and Effective Yield are given for the 7-day period ended August 31, 1999.

                               7-Day Period      1 Year     5 Years     10 Years
Class A Shares
Total Return                   N/A               4.23%      4.70%       4.68%
Yield                          4.32%             N/A        N/A         N/A
Effective Yield                4.41%             N/A        N/A         N/A

                                                                        Start of Performance on September
                               7-Day Period      1 Year     5 Years     4, 1998
Class B Shares
Total Return                   N/A               N/A        N/A         3.37%
Yield                          3.55%             N/A        N/A         N/A
Effective Yield                3.61%             N/A        N/A         N/A
------------------------------------------------------------------------------------------------------------

U.S. Treasury Money Market Fund
Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 1999.

Yield and Effective Yield are given for the 7-day period ended August 31, 1999.

                               7-Day Period      1 Year     5 Years     Start of Performance on July 16,
                                                                        1993
Total Return                   N/A               4.23%      4.85%       4.48%
Yield                          4.27%             N/A        N/A         N/A
Effective Yield                4.36%             N/A        N/A         N/A
------------------------------------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD and tax-equivalent yield

The yield of Equity and Income Fund Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by
(ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

   The tax-equivalent yield of Louisiana Municipal Income Fund Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The yield of Money Market Fund Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The effective yield of Money Market Fund Shares is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Louisiana Municipal Income Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Louisiana Municipal Income Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



Taxable Yield Equivalent for 1999 - STATE OF LOUISIANA

Combined Federal and State
 Income Tax Bracket:                      19.00%           34.00%             37.00%             42.00%        45.60%
----------------------------------------------------------------------------------------------------------------------
Joint Return                           $1-43,050  $43,051-104,050   $104,051-158,550  $158,551-283,150   Over 283,150
Single Return                          $1-25,750   $25,751-62,450    $62,451-130,250  $130,251-283,150   Over 283,150
Tax Exempt Yield:                     Taxable Yield Equivalent:
2.00%                                      2.47%            3.03%              3.17%            3.45%           3.68%
2.50%                                      3.09%            3.79%              3.97%            4.31%           4.60%
3.00%                                      3.70%            4.55%              4.76%            5.17%           5.51%
3.50%                                      4.32%            5.30%              5.56%            6.03%           6.43%
4.00%                                      4.94%            6.06%              6.35%            6.90%           7.35%
4.50%                                      5.56%            6.82%              7.14%            7.76%           8.27%
5.00%                                      6.17%            7.58%              7.94%            8.62%           9.19%
5.50%                                      6.79%            8.33%              8.73%            9.48%          10.11%
6.00%                                      7.41%            9.09%              9.52%           10.34%          11.03%
6.50%                                      8.02%            9.85%             10.32%           11.21%          11.95%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

         oLipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Money Market Funds will quote the Lipper ranking in the "money market instruments funds" category in advertising and sales literature.

         oBank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

         oDow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

         oStandards & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stock listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

         oLehman Brothers Government/Corporate Total Index is compromised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-months, twelve months, and ten-year periods and year-to-date.

         oSalomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

         oMerrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composite of rating assigned by Standard and Poor's and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

         oMerrill Lynch Corporate Master Index is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

         oSalomon Brothers Broad Investment-Grade ("Big") Bond Index is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.

         oMorningstar, Inc., an independent rating service , is the publisher of the bi-weekly Mutual Funds Values. Mutual Funds Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Financial Information

   The Financial Statements for the Funds for the fiscal year ended August 31, 1999, are incorporated herein by reference to the Annual Report to Shareholders of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund dated August 31, 1999.

Investment Ratings

Standard and Poor's Municipal Bond Rating Definitions

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payments of interest and/or repayment of principal is in arrears.

Standard & Poor's Short-Term Municipal Obligation Ratings

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service, Inc., Municipal Bond Rating Definitions

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default of have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Investors Service, Inc., Short-Term Municipal Obligation Ratings

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's Investors Service, Inc. Short-Term Debt Rating Definitions

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.

- High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity

Prime-2 - Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 - Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime- Issuers rated Not Prime do not fall within any of the Prime rating categories.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch IBCA, Inc.. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o         Leading market positions in well-established industries;

o         High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund


(Portfolios of Hibernia Funds)


5800 Corporate Drive
Pittsburgh, PA 15237-7010


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Hibernia National Bank
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, Louisiana 70161

Custodian
Hibernia National Bank
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, Louisiana 70161

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PART C.         OTHER INFORMATION.

Item 23.          Exhibits:
  (a)     (i)    Conformed copy of Declaration of Trust of the Registrant; (5.)
          (ii)   Conformed copy of Amendment No. 7 of Articles
                    Supplementary; (11.)
  (b)      (i)   Copy of By-Laws of the Registrant; (1.)
          (ii)   Copy of Amendment #1 to the By-Laws of the Registrant;(12.)
  (c)     (i)      Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant; (3.)
          (ii) Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant;(5.)
  (d)     (i) Conformed copy of Investment Advisory
          Contract of the Registrant; (5.) (ii)
          Conformed copy of Exhibit G to Investment
          Advisory Contract; (11.)
  (e)     (i)    Conformed copy of Administrative Support and Distributor's
                     Contract of the Registrant;(5.)
          (ii)   Amendments No. 1,2,3 and 4 to Exhibit A to Administrative
                     Support and Distributor's Contract of the Registrant; (10.)
          (iii) Exhibit B to Administrative Support and Distributor's Contract of the Registrant; (10.)
          (iv) Conformed copy of Mutual Funds Sales and Service Agreement among Federated Securities Corp., Federated Shareholder Services and Hibernia Investment Securities, Inc.; (11.)
          (v) Conformed copy of Mutual Funds Sales and Service Agreement among Federated Securities Corp., Federated Shareholder
                     Services and Hibernia National Bank; (11.)
       (vi) Amendment No. 1 to Exhibit B to the Administrative Support and Distributor's Contract of the Registrant; (11.)
  (f)     Not applicable;


 +       All exhibits have been filed electronically.

1.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed April 15, 1988. (File Nos. 33-21321 and 811-5536)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1993. (File Nos. 33-21321 and 811-5536)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811- 5536)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed October 27, 1998. (File Nos. 33-21321 and 811-5536)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed October 29, 1999. (File Nos. 33-21321 and 811-5536)

                 (g)      (i)      Conformed copy of Custodian Agreement of the
                                        Registrant; (6.)
                          (ii)     Conformed copy of Transfer Agency and Service
                                         Agreement of the Registrant; (5.)
                          (iii)    Conformed copy of Administrative Services
                                         Agreement of the Registrant; (5.)
              (iv)        Conformed copy of Assignment of Administrative
                                         Services Agreement of the Registrant
                                   to Federated Administrative Services; (5.)
                          (v)      Copy of Schedule A to Custodian Contract;(8.)
(vi)    Conformed copy of Sub-Transfer Agency Agreement;(9.)
(vii)                         Conformed copy of Agreement for Fund
                              Accounting Services, Administrative
                              Services and Transfer Agency Services;
                              (12.)
                 (h)      (i)    Conformed copy of Agreement for Fund
                                 Accounting, Shareholder Recordkeeping,
                                 and Custody Services Procurement; (6.)
                          (ii)   Exhibit 1 to the Agreement for Fund Accounting,
                                    Shareholder Recordkeeping, and
                          Custody Services Procurement; (10.)
                 (i)      Conformed copy of Opinion and Consent of
                          Counsel as to legality of shares being
                          registered;(7.)
                 (j)      (i)      Conformed copy of Consent of Independent
                                    Auditors; +
                          (ii)     Conformed copy of Opinion and Consent of
                                    Special Counsel;(7.)
                 (k)      Not applicable;
                 (l)      Conformed copy of Initial Capital Understanding;(7.);
                 (m)      (i)      Conformed copy of Present Distribution
                                         Plan; (5.)
                          (ii)     Form of Rule 12b-1 Agreement;(10.)
                          (iii)    Amendments No. 1,2,3 and 4 to Exhibit A to
                                        the Distribution Plan;(10.)


 +       All exhibits have been filed electronically.


5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1994. (File Nos. 33-21321 and 811-5536)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed December 28, 1994. (File Nos. 33-21321 and 811-5536)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed February 25, 1998. (File Nos. 33-21321 and 811-5536)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811-5536)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed October 29, 1999. (File Nos. 33-21321 and 811-5536)

 (iv)     Copy of Sales Agreement with Federated Securities Corp.; (3.)
 (v)      Conformed copy of Shareholder Services Agreement;(7.)
 (vi) Conformed copy of Shareholder Services Agreement through and Exhibit A which relates to Class B Shares of Capital Appreciation Fund; (8.)
 (vii)    Exhibit B Shareholder Services Agreement which relates to Class B
               Shares for Cash Reserve Fund and Mid-Cap Equity Fund;(10.)
                               (n) Not applicable;
                    (o) (i) Conformed copy of Multiple Class
                               Plan;(7.)
                                    (ii) Conformed copy of Exhibit B to the
                               Multiple Class Plan; (11.)
                           (p)      Conformed copy of Power of Attorney;(12.)


------------------
+        All exhibits have been filed electronically.


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811-5536)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed October 27, 1998. (File Nos. 33-21321 and 811-5536)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed October 29, 1999. (File Nos. 33-21321 and 811-5536)

Item 25.          Indemnification:  (1)

Item 26.          Business and Other Connections of Investment Adviser:

                  A.     Investment Adviser

                  Hibernia National Bank is a national bank with its principal place of business at 313 Carondelet Street, New Orleans, Louisiana 70130. Hibernia National Bank, a national bank organized in 1933, is a wholly-owned subsidiary of Hibernia Corporation ("Hibernia"), a Louisiana Corporation. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public including commercial and consumer lending and depository services, cash management, retail banking, mortgage banking, brokerage, investment counseling, international banking, trust services, life and health insurance and property and casualty insurance. Hibernia is the largest publicly traded national banking company head-quartered in Louisiana, Texas, Oklahoma, Arkansas or Mississippi. When pending mergers are complete, Hibernia would be a $15.1-billion-asset organization with 257 banking locations in 34 Louisiana parishes and 13 Texas counties. It would be either first, second or third in deposit market share in 32 Louisiana parishes and six Texas counties. Hibernia's Louisiana markets represent approximately 82% of the state's population and 86% of its deposits. Its statewide Louisiana deposit share would be 21%. As of December 31, 1998, the Trust Group had $7 billion under administration of which it had investment discretion over $2.4 billion. The executive officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Hibernia National Bank.




                                                                                    Other Substantial
                                               Position with                        Business, Profession,
           Name                                the Adviser                          Vocation, Employment

Robert H. Boh                                  Chairman and Director                Chairman, Boh
Brothers Construction                                                               Co. L.L.C.

Paul J. Bonitatibus                            Executive Vice President

J. Herbert Boydstun                            Chairman-Southwest Louisiana Region and Director

E.R. Campbell                                  Vice Chairman and Director -
                                               Hibernia Corporation and Hibernia
                                               National Bank; Chairman and Director
                                               Hibernia National Bank of
                                               Texas

Cindy S. Collins                               Executive Vice President

K. Kirk Domingos III                           Senior Executive Vice President

B. D. Flurry                                   Chairman-Northern Louisiana
                                               Region and Director, Hibernia
                                               National Bank of Texas

Marsha M. Gassan                               Senior Executive Vice President and Chief Financial Officer

Michael G. Gretchen                            Executive Vice President

Stephen A. Hansel                              President, Chief
                                               Executive Officer,
                                               and Director

Russell S. Hoadley                             Executive Vice President

Linda A. Hoffman                               Executive Vice President

Randall E. Howard                              Chairman, Southeast
                                               Louisiana Region

Scott P. Howard                                Senior Executive Vice President

Patricia C. Meringer                           Senior Vice President, Corporate Counsel and Secretary

Susan Johnson                                  Executive Vice President

Suzette J. Prechter                            Executive Vice President

Kenneth A. Rains                               Executive Vice President

Ron E. Samford, Jr.                            Executive Vice President
                                               and Controller

John E. Smith                                  Executive Vice President

Willie L. Spears                               Executive Vice President

Walter P. Walker                               Executive Vice President

Richard G. Wright                              Senior Executive Vice President and Chief Credit Officer

Mike Zainey                                    Executive Vice President


                                                       Directors




Robert H. Boh                          Robert T. Holleman                    William C. O'Malley
J. Herbert Boydstun                    Elton R. King                         Robert T. Ratcliff
J. Terrell Brown                       Sidney W. Lassen                      Janee M. Tucker
E. R. Campbell                         Donald J. Nalty                       Virginia E. Weinmann
Richard W. Freeman, Jr.                                                      Robert E. Zetzmann
Stephen A. Harsel
Dick H. Hearin



Item 29.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,    acts    as    principal    underwriter    for    the    following
 .............open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; and Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Chairman, Chief Executive                              --
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.


Arthur L. Cherry                           Director                                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                          --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch                          Senior Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards                          Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari                          Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Denis McAuley III                          Assistant Treasurer,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


 (c)  Not applicable.

Item 28.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:




Registrant                                                    5800 Corporate Drive
                                                              Pittsburgh, PA  15237-7010

Federated Shareholder Services Company                        P.O. Box 8600
("Transfer Agent, Dividend                                    Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative                                      Federated Investors Tower
Services                                                      1001 Liberty Avenue
("Administrator")                                             Pittsburgh, PA 15222-3779

Hibernia National Bank                                        313 Carondelet Street
("Adviser")                                                   New Orleans, LA  70130

Hibernia National Bank                                        313 Carondelet Street
("Custodian")                                                 New Orleans, LA  70130



Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus for Tower Mutual Funds is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                    SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HIBERNIA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of December, 1999.

                                                  HIBERNIA FUNDS

                           BY: /s/ Timothy S. Johnson
                           Timothy S. Johnson, Assistant Secretary
                           Attorney in Fact for Edward C. Gonzales
                           December 23, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                              DATE

By:   /s/Timothy S. Johnson
      ASSISTANT SECRETARY                         Attorney In Fact                      December 23, 1999
                                                  For the Persons
                                                  Listed Below

      NAME                                           TITLE

Edward C. Gonzales*                               President, Treasurer
                                                  and Trustee
                                                  (Chief Executive Officer,
                                                  Principal Financial and
                                                  Accounting Officer)

Robert L. diBenedetto, M.D.*                      Trustee

James A. Gayle, Sr.*                              Trustee

Arthur Rhew Dooley, Jr.*                          Trustee

J. Gordon Reische*                                Trustee

* By Power of Attorney
